PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited)
as of May 31, 2021
Description	Shares	Value
Short-Term Investments 98.5%
Affiliated Mutual Fund 14.7%
PGIM Core Ultra Short Bond Fund (cost $5,620,907)(bb)(wb)	5,620,907	$5,620,907

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 83.8%
U.S. Treasury Bills(bb)(k)	0.056%	09/09/21	2,000	1,999,930
U.S. Treasury Bills(h)(k)	0.120	09/09/21	14,000	13,999,508
U.S. Treasury Bills	0.058	02/24/22	16,000	15,997,169

Total U.S. Treasury Obligations (cost $31,988,114)				31,996,607

TOTAL INVESTMENTS 98.5% (cost $37,609,021)				37,617,514
Other assets in excess of liabilities(z) 1.5%				582,665

Net Assets 100.0%				$38,200,179

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona

ASX—Australian Securities Exchange
BIST—Borsa Istanbul Index (Turkish Stock Exchange)
Bovespa—Sao Paulo Stock Exchange
CAC—French Stock Market Index
DAX—German Stock Index
FTSE—Financial Times Stock Exchange
IBEX—Spanish Stock Index
JSE—Johannesburg Stock Exchange
KOSPI—Korean Composite Stock Price Index
LME—London Metal Exchange
MIB—Italian Stock Exchange
MSCI—Morgan Stanley Capital International

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
OMXS—Nordic Exchange Stockholm Index
OTC—Over-the-counter
PRI—Primary Rate Interface
Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
S&P—Standard & Poor’s
SGX—Singapore Exchange
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
ULSD—Ultra-Low Sulfur Diesel
WIG—Warsaw Stock Exchange
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Financial Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
61	10 Year Australian Treasury Bonds	Jun. 2021	$6,591,658	$63,958
19	10 Year Canadian Government Bonds	Sep. 2021	2,268,739	(6,482)
23	10 Year U.S. Treasury Notes	Sep. 2021	3,034,563	(3,647)
375	BIST National 30 Index	Jun. 2021	669,490	13,003
2	DAX Index	Jun. 2021	945,805	11,903
38	Euro STOXX 50 Index	Jun. 2021	1,884,148	118,005
14	FTSE 100 Index	Jun. 2021	1,395,436	59,993
12	FTSE/MIB Index	Jun. 2021	1,841,467	80,877
21	Mexican Bolsa Index	Jun. 2021	529,428	11,878
1	MSCI Taiwan Stock Index	Jun. 2021	59,400	709
80	S&P 500 E-Mini Index	Jun. 2021	16,809,600	907,923
21	TOPIX Index	Jun. 2021	3,724,496	113,924
1	Yen Denominated Nikkei 225 Index	Jun. 2021	132,107	(712)
				1,371,332
Short Positions:
27	10 Year Euro-Bund	Jun. 2021	5,595,300	10,921
1	10 Year Japanese Government Bonds	Jun. 2021	1,378,704	(460)
15	10 Year Mini Japanese Government Bonds	Jun. 2021	2,068,603	(2,913)
37	10 Year U.K. Gilt	Sep. 2021	6,681,713	17,307

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Financial Futures contracts outstanding at May 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
16	ASX SPI 200 Index	Jun. 2021	$2,212,483	$(94,865)
11	CAC40 10 Euro	Jun. 2021	868,084	(28,394)
32	FTSE/JSE Top 40 Index	Jun. 2021	1,428,584	(22,099)
4	IBEX 35 Index	Jun. 2021	448,621	(5,596)
48	OMXS30 Index	Jun. 2021	1,306,335	(26,037)
44	SGX FTSE China A50 Index	Jun. 2021	802,296	(11,091)
11	SGX Nifty 50 Index	Jun. 2021	340,835	(4,286)
123	WIG20 Index	Jun. 2021	1,494,802	(117,807)
				(285,320)
				$1,086,012

Commodity Futures contracts outstanding at May 31, 2021(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
3	Copper	Jul. 2021	$350,813	$7,447
4	Corn	Jul. 2021	131,350	13,088
4	Gasoline RBOB	Jul. 2021	358,999	7,303
2	Gold 100 OZ	Aug. 2021	381,060	3,395
4	Mini Gold	Aug. 2021	245,022	2,257
4	Mini Silver	Jul. 2021	112,056	3,268
18	Natural Gas	Jul. 2021	537,480	(34,603)
5	NY Harbor ULSD	Jul. 2021	428,043	7,921
6	Soybean	Jul. 2021	459,150	21,958
19	Soybean Oil	Jul. 2021	750,006	99,688
1	Sugar #11 (World)	Jul. 2021	19,443	(193)
17	WTI Crude	Jul. 2021	1,127,440	35,659
				167,188
Short Positions:
11	Coffee ’C’	Jul. 2021	669,694	(87,626)
2	Cotton No. 2	Jul. 2021	82,120	7,227
10	Lean Hogs	Jun. 2021	469,000	(40,174)
3	Live Cattle	Aug. 2021	142,320	2,077
4	LME Nickel	Jun. 2021	433,992	(4,061)
8	LME PRI Aluminum	Jun. 2021	493,352	1,661

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Commodity Futures contracts outstanding at May 31, 2021(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	LME Zinc	Jun. 2021	$152,228	$(5,789)
8	No. 2 Soft Red Winter Wheat	Jul. 2021	265,400	(761)
				(127,446)
				$39,742

(1)    Represents positions held in the Cayman Subsidiary.
Forward foreign currency exchange contracts outstanding at May 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	4,100	$3,188,483	$3,160,956	$—	$(27,527)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	2,900	2,256,021	2,235,798	—	(20,223)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	50	38,372	38,549	177	—
British Pound,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	GBP	2,000	2,840,910	2,838,370	—	(2,540)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	GBP	400	558,639	567,674	9,035	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	GBP	350	487,611	496,714	9,103	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	GBP	100	138,650	141,919	3,269	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	GBP	100	141,748	141,918	170	—
Canadian Dollar,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CAD	2,000	1,607,889	1,655,513	47,624	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CAD	950	750,474	786,369	35,895	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CAD	450	$359,307	$372,491	$13,184	$—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CAD	400	331,863	331,102	—	(761)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CAD	250	199,295	206,939	7,644	—
Euro,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	2,800	3,379,223	3,415,677	36,454	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	450	542,505	548,948	6,443	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	350	417,918	426,960	9,042	—
Japanese Yen,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	JPY	735,000	6,885,389	6,692,803	—	(192,586)
New Zealand Dollar,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NZD	3,950	2,866,713	2,861,282	—	(5,431)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NZD	600	431,851	434,625	2,774	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NZD	100	71,390	72,438	1,048	—
Norwegian Krone,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NOK	16,000	1,881,643	1,913,265	31,622	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NOK	2,750	329,704	328,842	—	(862)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NOK	2,250	265,308	269,053	3,745	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NOK	500	58,621	59,790	1,169	—
Swedish Krona,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	SEK	44,250	5,260,118	5,329,444	69,326	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	SEK	3,000	356,688	361,318	4,630	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	SEK	1,750	205,383	210,769	5,386	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/16/21	Morgan Stanley Capital Services LLC	SEK	250	$28,927	$30,110	$1,183	$—
Swiss Franc,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CHF	2,300	2,483,199	2,558,185	74,986	—
				$38,363,842	$38,487,821	373,909	(249,930)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	5,300	$4,133,096	$4,086,114	$46,982	$—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	2,000	1,559,142	1,541,930	17,212	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	700	536,028	539,676	—	(3,648)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	400	304,186	308,386	—	(4,200)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	AUD	100	77,515	77,097	418	—
British Pound,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	GBP	4,650	6,478,298	6,599,210	—	(120,912)
Euro,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	850	1,038,330	1,036,902	1,428	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	500	586,949	609,942	—	(22,993)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	400	475,273	487,954	—	(12,681)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	300	365,426	365,965	—	(539)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	EUR	150	177,828	182,983	—	(5,155)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	JPY	195,000	$1,786,811	$1,775,642	$11,169	$—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	JPY	30,000	276,656	273,175	3,481	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	JPY	30,000	275,516	273,176	2,340	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	JPY	15,000	137,931	136,588	1,343	—
New Zealand Dollar,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NZD	9,150	6,576,041	6,628,031	—	(51,990)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NZD	1,450	1,043,159	1,050,344	—	(7,185)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NZD	650	457,718	470,844	—	(13,126)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NZD	300	209,666	217,313	—	(7,647)
Norwegian Krone,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NOK	24,000	2,889,689	2,869,897	19,792	—
Expiring 06/16/21	Morgan Stanley Capital Services LLC	NOK	14,500	1,702,537	1,733,896	—	(31,359)
Swedish Krona,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	SEK	2,000	233,481	240,878	—	(7,397)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	SEK	250	30,089	30,110	—	(21)
Swiss Franc,
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CHF	1,800	1,965,784	2,002,058	—	(36,274)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CHF	1,700	1,824,229	1,890,833	—	(66,604)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CHF	450	500,278	500,514	—	(236)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CHF	450	482,091	500,515	—	(18,424)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CHF	150	$159,212	$166,838	$—	$(7,626)
Expiring 06/16/21	Morgan Stanley Capital Services LLC	CHF	50	54,681	55,613	—	(932)
				$36,337,640	$36,652,424	104,165	(418,949)
						$478,074	$(668,879)
Total return swap agreements outstanding at May 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/16/21	BRL 5,220	$11,237	$—	$11,237
KOSPI 200 Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/10/21	KRW 1,591,335	6,705	—	6,705
Swiss Market Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/18/21	CHF (1,539)	(67,882)	—	(67,882)
					$(49,940)	$—	$(49,940)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).